Financial risk management objectives and policies - Market risk on equity securities (Details) - Equity securities - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Equity securities at fair value through Other comprehensive income	$ 1,056	$ 1,168	$ 1,108
Non-current fixed income securities at fair value through profit and loss	10
Total	$ 1,066	$ 1,168	$ 1,108